Intangible Assets (Details) - Schedule of Total Intangible Assets - Brands [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Intangible Assets [Line Items]
Gross Amount	$ 7,774	$ 5,783
Accumulated Amortization	(2,060)	(1,331)
Net Balance	$ 5,714	$ 4,452